Short-Term Loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Loans
1 3 .	SHORT-TERM LOANS

	As of December 31,
	2021	2022
	RMB	RMB
Short-term borrowing—banks	9,000	—

Total	9,000	—

In 2021, the Group acquired TYT and assumed
its
 RMB9
million of bank loans with several banks. The loans were fully repaid in 2022 and the related interest expense was immaterial for the years ended December 31, 2021 and 2022.